Cover	Jun. 16, 2020
Cover page.
Entity Central Index Key	0001350381
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jun. 16, 2020
Entity Registrant Name	INNERWORKINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-52170
Entity Tax Identification Number	20-5997364
Entity Address, Address Line One	203 North LaSalle Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	642-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	INWK
Security Exchange Name	NASDAQ